Senior Secured Bond	12 Months Ended
Dec. 31, 2021
Senior Secured/Unsecured Bond
12. Senior Secured Bond
On November 2, 2018, the Company issued senior secured bonds in an aggregate principal amount of NOK 600 million with Nordic Trustee AS as the bond trustee (the “2018 Bonds”). The net proceeds
were used to
partially finance our portion of the capital cost for the construction of the Marine Export Terminal. The 2018 Bonds are governed by Norwegian law and are listed on the Nordic ABM which is operated and organized by Oslo Børs ASA. The 2018 Bonds bear interest at a rate of
3-month
NIBOR plus 6.0% per annum, calculated on a
360-day
year basis and mature on November 2, 2023.
Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2. The 2018 Bonds were secured, prior to the sale of
Navigator Neptune,
by four of the Company’s ethylene capable semi-refrigerated liquefied gas carriers.
These
bonds are now secured by the remaining three vessels.
On the same date, the Company entered into a cross-currency interest rate swap agreement with Nordea Bank Abp (“Nordea”), with a termination date of November 2, 2023, to run concurrently with the 2018 Bonds. The interest rate payable by the Company under this cross-currency interest rate swap agreement is 6.608% plus
3-month
U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million.
The Company may redeem the 2018 Bonds, in whole or in part, at any time. Any 2018 Bonds redeemed until November 1,
2022, are
 redeemable at 102.864% of par, from November 2, 2022 until May 1, 2023, are redeemable at 101.79% of par, and from May 2, 2023 to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.

Additionally,
upon the occurrence of a “Change of Control Event” (as defined in the agreement governing the
2018
Bonds (the “2018 Bond Agreement”), the holders of
2018
Bonds have an option to require us to repay such holders’ outstanding principal amount of
2018
Bonds at
101
% of par, plus accrued interest.
The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than
$25.0 million and (b) maintain a Group equity ratio of at least 30
% (as defined in the 2018 Bond Agreement). As of December 31, 2021, the Company was in compliance with all covenants for the 2018 Bonds.
The 2018 Bond Agreement provides that we may declare dividends so long as such dividends do not exceed
 50%
of our cumulative consolidated net profits after taxes from January 1, 2020. The 2018 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2018 Bond Agreement includes a put option exercisable following a change of control and customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2020, and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Senior Secured Bond
Total Bond	$70,299	$68,154
Less deferred financing costs	(719)	(466)

Total Bond, net of deferred financing costs	$69,580	$67,688

2018 Senior Secured Bonds [Member]
Senior Secured/Unsecured Bond
13. Senior Unsecured Bonds
On September 10, 2020, the Company issued senior unsecured bonds in an aggregate principal amount of $100.0 million with Nordic Trustee AS as the bond trustee (the “2020 Bonds”). The net proceeds of the issuance of the 2020 Bonds were used to redeem in full all of our outstanding previously issued 2017 Bonds. The 2020 Bonds are governed by Norwegian law and listed on the Nordic ABM which is operated and organized by Oslo Børs ASA.

The redemption
of the 2017 Bonds is accounted for as a debt extinguishment and the issuance of the 2020 Bonds is treated as the issuance of new debt. On redemption of the 2017 Bonds, the Company recognized a loss on extinguishment of $0.5 million, being the difference between the reacquisition price of the debt and the net carrying amount of the extinguished debt. Issuance costs for the 2020 Bonds of $2.0 million have been deferred and are being amortized over the term of the 2020 Bonds using the effective rate method.
Issuance costs
for the 2020 Bonds of $
2.0
 million have been deferred and are being amortized over the term of the 2020 Bonds using the effective rate method.
The 2020 Bonds bear interest at a rate of 8.0% per annum and mature on September 10, 2025. Interest is payable semi-annually in arrears on March 10 and September 10.
The 2020 Bonds are redeemable by the Company, in whole or in part, at any time. Any 2020 Bonds redeemed; up until September 9, 2023 will be priced at the aggregate of the net present value
(based on the Norwegian government bond rate plus 50 basis points)

of 103.2% of par and interest payable up to September 9, 2023; from
September
10
, 2023 up until September 9,
2024
, are redeemable at 103.2%
of par; from September 10, 2024 up until March 9, 2025, are
redeemable
at
101.6
% of par, and from March 10, 2025 to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.
Additional financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2021, the Company was in compliance with all covenants for the 2020 Bonds.
The
2020
Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $
60.0
million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Senior Unsecured Bonds
Total 2020 Bonds	$100,000	100,000
Less deferred financing costs	(1,842)	(1,449)

Total Bonds, net of deferred financing costs	$98,158	$98,551